Consolidated Statements of Cashflows - Cash and Cash Equivalents - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Cash and cash equivalents consist of:
Cash	$ 65,140	$ 64,096
Cash equivalents	15,353	43,001
Cash and cash equivalents	$ 80,493	$ 107,097